Disclosure About Oil and Gas Producing Activities (Unaudited) (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Oil And Gas Exploration And Production Industries Disclosures [Abstract]
Acquisition costs - unproved properties	$ 983	$ 13,845	$ 26,106
Acquisition costs - proved properties	0	0	895,179
Exploration	224,277	18,164	197,664
Development	44,300	461,458	382,984
Total	$ 269,560	$ 493,467	$ 1,501,933